INCOME TAX	12 Months Ended
Dec. 31, 2018
Disclosure Of Income Tax [Abstract]
Disclosure of income tax [text block]
NOTE 11. INCOME TAX

The income tax is recognized in each of the countries where the Bancolombia Group has operations, in accordance with the tax regulations in force in each of the jurisdictions.

Assets and liabilities deferred tax is recognized on temporary differences arising from the future estimation of tax and accounting effects resulting from differences between assets and liabilities in the financial position statement and for tax purposes.

In order to comply with the tax obligations in a timely and adequate manner, the Bancolombia Group analyzes and permanently interprets the current tax regulations applicable to its operations.

11.1.	Components recognized in the income statement of the period:

	December 31, 2018	December 31, 2017	December 31, 2016
In millions of Colombian pesos
Current tax
Fiscal term	752,728	1,041,454	813,355
Prior fiscal terms (1)	(146,837)	3,967	2,519
Total current tax	605,891	1,045,421	815,874
Deferred tax
Fiscal term	223,544	193,177	360,958
Total deferred tax	223,544	193,177	360,958
Total tax	829,435	1,238,598	1,176,832

(1)	The recoveries of previous periods for $ 85,921 was recognized in 2017 in Bancolombia as income.

11.2.	Components recognized in Other Comprehensive Results (OCI)

December 31, 2018
In millions of Colombian pesos
	Amounts before taxes	Deferred tax	Net after taxes
Revaluation losses related to the defined benefit liability	37,325	(7,663)	29,662
Net income (loss) from financial instruments measured at fair value	(16,873)	10,190	(6,683)
Unrealized gains/(loss) on investments in associates and joint ventures using equity method.	2,581	(663)	1,918
Net profit (loss) on foreign investment hedge	458,943	172,870	631,813
Net	481,976	174,734	656,710

See Consolidated Statement of Comprehensive Income

December 31, 2017
In millions of Colombian pesos
	Amounts before taxes	Deferred tax	Net after taxes
Revaluation losses related to the defined benefit liability	3,753	(3,725)	28
Net income (loss) from financial instruments measured at fair value	17,548	9,789	27,337
Net profit (loss) on foreign investment hedge	449,640	(6,895)	442,745
Net	470,941	(831)	470,110

See Consolidated Statement of Comprehensive Income

December 31, 2016
In millions of COP
	Amounts before taxes	Deferred tax	Net after taxes
Remeasurement loss related to defined benefit liability	626	(10,966)	(10,340)
Net profit (loss) by financial instruments measured at fair value	208,276	24,341	232,617
Net	208,902	13,375	222,277

See Consolidated Statement of Comprehensive Income

11.3.	Other revelations

11.3.1.	Explanation of applicable fees

The following are the nominal rates of the current tax in each of the countries where Grupo Bancolombia has operations subject to income tax:

Companies domiciled in Colombia

The current income tax rate in accordance with Law 1819 of 2016, for the taxable periods 2018, 2017 and 2016 was:

	2018	2017	2016
Rent	33.00%	34.00%	25.00%
CREE	0%	0%	9.00%
Surcharge	4.00%	6.00%	6.00%
Total	37.00%	40.00%	40.00%

The deferred tax as of December 31, 2018 was calculated based on the temporary differences, taking into account the applicable rates for 2019 and following years, as follows:

	2019	2020	2021	2022 onwards
Rent	33.00%	32.00%	31.00%	30.00%
Additional points	4.00%	3.00%	3.00%	0%
Total	37.00%	35.00%	34.00%	30.00%

Domiciled companies in other countries

The current and deferred income tax rate, for the taxable periods 2017 and 2018 was:

		2017	2018	2019 onwards
Companies in Peru	Rent	29.50%	29.50%	29.50%
Companies in Panama	Rent	25.00%	25.00%	25.00%
Companies in El Salvador	Rent	30.00%	30.00%	30.00%
Companies in Guatemala	Rent	25.00%	25.00%	25.00%

11.3.2.	Amount of temporary differences in subsidiaries, branches, associates over which deferred tax was not recognized is:

	December 31, 2018	December 31, 2017
In millions of Colombian pesos
Temporary differences
Local Subsidiaries	(442,739)	(1,043,724
Foreign Subsidiaries	(4,547,635)	(4,533,672)

In accordance with IAS 12 no deferred tax credit was recorded, because the administration can control the future time in which such differences are reversed and this is not expected to occur in the foreseeable future.

11.3.3.	Temporary differences as of December 31, 2018

-
Net effect of deferred tax assets and liabilities by company disclosed in the Financial Position Statement:

	December 31, 2018	December 31, 2018	December 31, 2017	December 31, 2017
In millions of Colombian pesos
Company	Deferred Tax Asset	Deferred Tax Liability	Deferred Tax Asset	Deferred Tax Liability
Arrendadora Financiera S.A.	94		299
Bagrícola Costa Rica S.A.	74		56	-
Grupo Agromercantil Holding		(13,566)	-	(29,924)
Banca de Inversión Bancolombia S.A.		(20,300)	-	(26,432)
Banco Agrícola S.A.	67,527		46,328	-
Bancolombia S.A.		(1,245,807)	-	(1,368,062)
Banistmo SA and Subsidiaries	198,958		96,533	-
BIBA Inmobiliaria S.A.S.		(19)	-	(5)
Trust Fund "Lote Abelardo Castro"		(123)	-	(188)
Fiduciaria Bancolombia S.A.		(4,265)	1,808	-
Inversiones CFNS S.A.S.		(1,011)	-	(700)
Renting Colombia S.A.		(22,450)	-	(5,466)
Transportempo S.A.S	163		509	-
Valores Banagrícola S.A.	19		10	-
Valores Bancolombia S.A.	4,342		3,071	-
Valores Simesa S.A.		(10,754)	-	(9,421)
Net Deferred Tax by Company	271,177	(1,318,295)	148,614	(1,440,198)
Net Deferred Tax		(1,047,118)		(1,291,584)

This section shows the net deferred tax resulting from each company and differs from the information in section 11.3.4, because there the deferred tax is disclosed according to its nature.

11.3.4.	Asset and liability deferred tax detail without netting by company

This section shows the deferred tax according to its nature and differs from the information in section 11.3.3, because there the deferred tax is shown net by company.

Assets deferred tax with effect on Income Statement, OCI and Equity

Deferred tax summary in balance sheet accounts	December 31, 2017	With effects on Results	With effects on OCI and Retained Profits	Eliminations	Reclassifications	December 31, 2018
In millions of Colombian pesos
Assets deferred tax Results	559,220	127,463	-	(5,752)	23,870	704,801
Assets deferred tax OCI and Equity	43,645	-	435,826	-	(1,595)	477,876
Net Deferred Tax	602,865	127,463	435,826	(5,752)	22,275	1,182,677

	December 31, 2017	Implementation	Increase	December 31, 2018
In millions of Colombian pesos
Asset Deferred Tax:
Property and equipment	21,153	3,848	812	18,117
Employee Benefits	161,524	2,021	12,824	172,327
Deterioration assessment	204,910	207,296	59,306	56,920
Tax credits settlement	68,463	209	5,935	74,189
Financial Obligations	51,863	1,916	241,918	291,865
Investments evaluation	81	6,495	80,277	73,863
Other deductions	51,226	38,257	4,551	17,520
Total Asset Deferred Tax	559,220	260,042	405,623	704,801

	December 31, 2017	Implementation	Increase	December 31, 2018
In millions of Colombian pesos
Asset Deferred Tax:
Net profit (loss) on foreign investment hedge	6,895	-	172,870	179,765
Employee Benefits	36,750	9,625	1,478	28,603
IFRS 9 implementation adjustment (1)	-	17,614	287,122	269,508
Total Asset Deferred Tax	43,645	27,239	461,470	477,876

(1)	Value recorded against retained earnings, not other comprehensive income (ORI)

In accordance with the financial projections, it is expected in the future to generate sufficient liquid income to offset the items recorded as deductible deferred tax. These estimates start from the financial projections that were prepared taking into account the information of the Bancolombia Group's economic research, the expected economic environment for the next five years. The main indicators on which the models are based are GDP growth, loans growth and interest rates. In addition to these elements, the Bank's long-term strategy is taken into account.

Liability deferred tax with effect on Income Statement, OCI and Equity

Deferred tax summary in balance sheet accounts	December 31, 2017	With effects on Results	With effects on OCI and Retained Profits	Eliminations	Reclassifications	December 31, 2018
In millions of Colombian pesos
Liability deferred tax Results	(1,784,575)	(293,108)	-	(50,524)	6,206	(2,122,001)
Liability deferred tax OCI and Equity	(109,874)	-	2,930	(663)	(187)	(107,794)
Net Deferred Tax	(1,894,449)	(293,108)	2,930	(51,187)	6,019	(2,229,795)

	December 31, 2017	Implementation	Increase	December 31, 2018
In millions of Colombian pesos
Liability Deferred Tax:
Property and equipment	(233,550)	16,225	26,005	(243,330)
Lease restatement	(455,610)	242,251	-	(213,359)
Deterioration assessment	(6,412)	4,923	373,689	(375,178)
Participatory titles evaluation	(121,210)	40,084	58,837	(139,963)
Derivatives' evaluation	(56,726)	-	121,744	(178,470)
Goodwill	(758,888)	18,818	118,779	(858,849)
Properties received in payment	(47,509)	2,563	32,097	(77,043)
Other deductions	(104,670)	76,659	7,798	(35,809)
Total Liability Deferred Tax:	(1,784,575)	401,523	738,949	(2,122,001)

	December 31, 2017	Implementation	Increase	December 31, 2018
In millions of Colombian pesos
Liability Deferred Tax
Employee Benefits	(4,401)	721	237	(3,917)
Investments evaluation	(105,473)	14,247	4,057	(95,283)
Investments in associates. Adjustment for equity method	-	-	663	(663)
IFRS 9 implementation adjustment (1)(2)	-	-	7,931	(7,931)
Total Liability Deferred Tax:	(109,874)	14,968	12,888	(107,794)

(1)	Value recorded against retained earnings, not other comprehensive income (ORI)
(2)	Effect on Grupo Agromercantil Holding due to an increase in the investments evaluation

Total deferred tax

Deferred tax summary in balance sheet accounts	December 31, 2017	With effects on Results	With effects on ORI and Retained Profits	Eliminations	Reclassifications	December 31, 2018
In millions of Colombian pesos
Asset Deferred Tax:	602,865	127,463	435,826	(5,752)	22,275	1,182,677
Liability Deferred Tax	(1,894,449)	(293,108)	2,930	(51,187)	6,019	(2,229,795)
Net Deferred Tax	(1,291,584)	(165,645)	438,756	(56,939)	28,294	(1,047,118)

The deferred tax disclosed in section 11.1, corresponds to assets and liabilities deferred tax without eliminations amounting to COP
165,645
million, plus eliminations amounting to COP
56,939
million, plus the difference for restatement that is contained in the balance sheet movement by value of COP
960
million

11.3.5.	Reconciliation of the effective tax rate

Reconciliation of the tax rate	December 31, 2018	December 31, 2017	December 31, 2016
In millions of Colombian pesos
Accounting profit	3,615,870	3,992,771	3,968,282
Applicable tax with nominal rate	1,337,872	1,597,108	1,587,313
Non-deductible expenses to determine taxable profit (loss)	266,246	356,350	255,435
Accounting and non-tax expense (income) to determine of taxable profit (loss)	(168,134)	(179,605)	(217,056)
Base Differences	486,193	341,828	(348,985)
Fiscal and non-accounting expense (income) to determine of taxable profit (loss) (1)	(579,660)	(23,844)	23,381
Ordinary activities income exempt from taxation	(235,560)	(181,406)	(121,917)
Ordinary activities income not constituting income or occasional tax gain	(133,211)	(130,272)	(111,027)
Tax deductions	(25,398)	(184,620)	(107,083)
Goodwill Depreciation	(218,277)	(233,004)	-
Tax depreciation surplus	(118,046)	(177,936)	(20,323)
Tax rate effect in other countries (2)	(92,125)	(218,785)	72,144
Prior fiscal terms	(146,837)	3,967	2,519
Other effects of the tax rate by reconciliation between accounting profit and tax expense (income)	456,372	268,817	162,431
Total tax	829,435	1,238,598	1,176,832

(1)	The variation originates mainly from the Participation Method (current tax) and the tax recognition of derivatives
(2)	The variation originates in adjustments for eliminations to the consolidated financial statements.

11.4.	Dividends

11.4.1	Dividend Payment

If the parent company or any of its subsidiaries were to distribute dividends, they would be subject to the tax regulations of each of the countries where they are decreed.

11.4.2	Dividends received from Colombian Subsidiary Companies

In accordance with the historical behavior of the dividends received by the Bank as Parent, of its national subsidiaries, which are part of the Business Group, it is expected that such dividends will not be subject to the income tax and will not be subject to withholding tax, in accordance with Law 1943 of 2018.

11.5	Tax contingent Liabilities and assets

For the Consolidated Financial Statements as of December 31, 2017 and 2018, the Bancolombia Group, once the tax positions adopted in the statements subject to review by the tax authority were analyzed, considered it necessary to reverse and update the uncertain positions in accordance with the administrative acts undertaking during the year:

Balance December 2017	Update	Payments	Reversal	Balance December 2018
353,338	13,606	156,953	95,023	114,968

11.6	Tax credits

The following is the detail of the fiscal losses and presumptive income excesses over net income in the Group's entities, which have not been used, as of December 31, 2018.

Base	Deferred tax recognized asset
In millions of Colombian pesos
224,817	74,190

In the implementation of the provisions of IAS 12 "Income Tax", a deferred tax asset is recognized, provided that the company will have future taxable profits with which to charge this temporary difference.

11.7	Tax regulation applicable to current and deferred tax corresponding to fiscal periods 2017 and 2018.

11.7.1	Domiciled companies in Colombia

Current tax

a)	The current tax from the 2017 taxable period is calculated based on the accounting information prepared under the regulatory technical accounting frameworks in force in Colombia established in Decree 2420 of 2015 and its amendments.
The fiscal regulation applicable to fiscal years 2017 and 2018, were those established by Act 1819 of 2016 and the other current regulations according to the tax statute.
b)	Windfalls are taxed separately from ordinary income and are taxed at the 10% rate.
c)	The income tax is determined by the higher value between the taxable net income determined by the ordinary system and the presumed income determined on 3.5% of the net equity of the previous year.

Wealth tax

The Bancolombia Group recognized in the statement of financial position the payment of the tax on wealth installment corresponding to the 2017 fiscal term, in accordance with the provisions of Act 1739 of 2014.

Deferred tax

The assets and liabilities deferred tax as of December 2017 was measured taking into account the rates for the income tax established by Act 1819 of 2016; As of December 31, 2018, the measurement of the deferred tax was determined with the income tax rates, indicated in Act 1943 of 2018; taking into account the future periods in which the temporary differences are expected to be reversed.

11.7.2	Domiciled companies outside of Colombia

The current tax is calculated based on the accounting information expressed under the accounting technical frameworks in force in each one of the jurisdictions where the Bancolombia Group has operations.

The deferred tax as of December 31, 2018, was determined taking into account the fiscal regulations in force and applicable in each of the countries where the financial operations are carried out, using the tax rates applicable in the taxable years in which it expects to dispose of the assets or settle the liabilities.

11.7.3	Future fiscal impacts due to regulatory changes

Domiciled companies in Colombia

With the issuing of the Financing Act 1943 of 2018, on December 28, 2018, several changes were introduced to the tax system that will be applicable as of January 1, 2019:

a)
For financial institutions, the rate of income and supplementary taxes is modified and some points are added to the general rate, when the taxable income is equal to or greater than 120,000 TVU (Tax value unit) , as follows:

Income tax and complementary
	2019	2020	2021	2022 onwards
Rate	33%	32%	31%	30%
Additional points	4%	3%	3%	0%
Total rate	37%	35%	34%	30%

b)	The rate of presumptive income on net equity is gradually reduced, as follows: to 1.5% for taxable years 2019 and 2020; and at 0% from the taxable year 2021.

c)	The rules for undercapitalization are modified, which will apply to interest arising from debts between national or foreign economic partners.

The undercapitalization rule does not apply to tax payers subject to surveillance by the Financial Superintendency.

d)
The list of income that is not considered as a national source is modified as follows: Credits for the importation of merchandise, services and overdraws or bank overdrafts whose term is greater than 6 months are considered as national income.

e)
In the private equity funds, the income will be distributed among the subscribers or participants to the same title that the fund has received, under the same tax conditions that they would have if they were received directly by the subscriber or participant, with compliance of the following rules :

i.	When the shares of the fund are traded on a stock exchange subject to inspection and surveillance by the Financial Superintendence of Colombia, or

ii.	When the fund meets the following requirements:

✓
Not to be owned directly or indirectly, by more than 50%, by the same effective beneficiary, or economically linked investment group or by members of the same family up to a 4th degree of consanguinity or affinity, who are taxpayers of the income tax and;

✓	When none of the effective beneficiaries of the fund or related investor group or family group, individually or jointly, has control or discretion over distributions thereof.

Without the fulfillment of the requirements, the income of the unitholders will be incurred in the same year in which they are received by the private equity fund.

f)
It is established as a general rule the deduction in the income tax of 100% of the taxes, rates and contributions actually paid during the year or taxable period, which have a causal relationship, but it is not possible to deduct taxes such as: income, equity and tax standardization.

g)
The industry and trade tax and billboards and panels may be taken as a tax deduction in the income tax, up to 50% of the tax, for the years 2019, 2020 and 2021. As of 2022 the deduction permitted will be 100%.

h)
The tax discount is created by the tax on sales paid in, the acquisition, construction or training and importation of productive real fixed assets, including the one associated with the necessary services to put them in conditions of use.

i)	The rules of the minimum sale price are modified, including the services and establishing that it may not be less than 85% of its commercial value.
For shares that are not listed on the stock exchange, the sale price can not be less than the intrinsic value plus 30%.

j)	Changes in Dividends

The withholding tax on dividends will have the treatment that is summarized below, according to the quality of the same and the type of taxpayer beneficiary of the dividend, as follows:

1.	For the dividends decreed as enforceable as of December 31, 2018, the rules contained in the Act before the issuance of Act 1943 of 2018 will be maintained
2.	For the dividends coming from profits that paid the tax in the company, that is, not levied, the following rules will be followed:

i.	Dividends received by natural persons resident in Colombia:
If dividends are distributed to individual’s resident in Colombia, they will be taxed at a marginal rate of 0% to 15%.

ii.	Dividends received by legal, national or foreign persons, and by natural persons WITHOUT residence in Colombia:

The withholding rate will be 7.5%

3.	For the dividends coming from profits that did NOT paid the tax in the company, that is, levied, the following rules will be followed:

Dividends will be levied at the general rate of income tax according to the year in which they are paid or credited (33% for 2019, 32% for 2020, 31% for 2021 and 30% from 2022). Once this withholding is deducted, the withholding rate mentioned in numeral 2 will be applied.

The dividend distributed within the companies of a Business Group duly registered with the Chamber of Commerce is not subject to withholding.

4.	Abroad Capital investment.

To determine the income tax with respect to the profits obtained by the foreign capital investments of the portfolio, regardless of the modality or vehicle used to make the investment by the investor, the following rules shall apply:

i.	Dividends from profits that paid the tax in the company, that is, not levied, the rate will be 7.5%

ii.	For the dividends coming from profits that did NOT paid the tax in the company, that is, levied, the following rule will be followed:

Dividends will be levied at the rate of 25% and the retention rate of 7.5% will be applied to the remainder.

k)	The inflationary component of financial yields will no longer be considered as a non constitutive income earning or windfall for natural persons.

l)	Regime of Colombian holding company

A new regime of Colombian Holding Companies (CHC) is created for those companies whose main activity is the holding of securities, investments or shares holding in Colombian and/or foreign companies, and the administration of such investments.

To be a beneficiary of this regime, a minimum direct or indirect participation of 10% of the capital of two or more companies described above must be guaranteed for a minimum period of 12 months.

In addition, employ at least 3 people, have their own direction and make strategic decisions in Colombia regarding their investments and assets.

Among main benefits of this regime are that dividends received from entities without residence in Colombia will be exempt from income tax in Colombia in turn and will not be subject to industry and Commerce tax.

Dividends distributed by a CHC to residents are taxed with a right to a discount for taxes paid abroad from a foreign source income, those distributed to non-residents shall be understood as income from a foreign source.
When the CHC disposes of its participation to an entity abroad, it will be exempt from income tax and it’s complementary.

Domiciled companies outside of Colombia

For the term of December 2018, there were no changes in the countries where Grupo Bancolombia has operations.